Share-Based Compensation (Compensation Expense Included In Salaries And Employee Benefits Expense And Related Income Tax Benefits) (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to stock options	$ 1,873	$ 1,343	$ 1,301
Income tax benefit related to stock options	$ 656	$ 470	$ 455
Impact on basic earnings per share	$ 0.04	$ 0.03	$ 0.03
Impact on diluted earnings per share	$ 0.04	$ 0.03	$ 0.03